Cash and Cash Equivalents - Disclosure of Detailed Information of Cash Flow Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net cash flows from operating activities	€ (2,854)	€ 7,302	€ 517
Net cash flows from investing activities	(139)	(86)	(438)
Net cash flows from financing activities	(778)	(3,730)	(2,395)
Net increase / (decrease) in cash and cash equivalents	€ (3,770)	€ 3,486	€ (2,317)